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                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

        SUPPLEMENT TO PROSPECTUSES & STATEMENT OF ADDITIONAL INFORMATION
           RETIREMENT AND INSTITUTIONAL SHARES DATED NOVEMBER 30, 2001

                                 JUNE 1, 2002

THE NAMES OF THE FOLLOWING FUNDS HAVE BEEN CHANGED TO MORE ACCURATELY REFLECT THEIR INVESTMENT POLICIES.

OLD NAME:                                   NEW NAME:
---------                                   ---------
International Small Cap Growth Fund         International Growth Opportunities Fund

Mid Cap Growth Fund                         U.S. Equity Growth

Small Cap Growth Fund                       Emerging Growth Fund

Mini Cap Growth Fund                        Growth Discovery Fund

Value Fund                                  Large Cap Value Fund

Small Cap Value Fund                        Value Opportunities Fund

EFFECTIVE JULY 1, 2002, THE FOLLOWING FUNDS' EXPENSE LIMITATIONS WILL CHANGE AS
FOLLOWS:

                                                Current
                                                Expense
                    Fund                       Limitation      Decrease             New
                                                   (%)           (%)                (%)
Large Cap Value I                                 1.00           0.15              0.85
Large Cap Value R                                 1.25           0.15              1.10
U.S. Large Cap Select Growth I                    1.00           0.10              0.90
U.S. Large Cap Select Growth R                    1.25           0.10              1.15
International Core Growth I                       1.40           0.25              1.15
International Core Growth R                       1.65           0.25              1.40
Worldwide Growth I                                1.35           0.35              1.00
Worldwide Growth R                                1.60           0.35              1.25
Global Select I                                   1.20           0.15              1.05
Global Select R                                   1.45           0.15              1.30
Emerging Countries I                              1.65           0.15              1.50
Emerging Countries R                              1.90           0.15              1.75